Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 772	$ (661)
Return on plan assets (excluding interest based on discount rate)	(594)	318
Total remeasurements of employee benefit plans	178	(343)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	75	(40)
Total remeasurements of employee benefit plans	$ 75	$ (40)